GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of intangible assets, net
	December 31,
	2014	2015
	RMB	RMB
Unamortized intangible assets
Operating rights	2,509	2,509
Total intangible assets	2,509	2,509

Schedule of changes in the carrying amount of goodwill
	December 31,
	2014	2015
	RMB	RMB
Gross goodwill as of January 1	51,819	51,819
Goodwill acquired during the year (Note 8)	-	2,606

Gross goodwill as of December 31	51,819	54,425
Accumulated impairment losses	-	-

Net goodwill as of December 31	51,819	54,425